                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Robert W. Hawkins
Assistant Vice President &
Assistant Counsel

December 29, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Principal Protected Trust II ("Registrant")
            on behalf of Oppenheimer Principal Protected Main Street Fund II
            Reg. No. 333-108093; File No. 811-21414
            EDGAR Filing of Definitive Prospectus and Statement of Additional
            Information

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional Information of the Registrant,  dated December 28, 2005, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective  Amendment No. 7 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on December 27, 2005.

                                       Sincerely,

                                       /s/ Robert W. Hawkins
                                       ------------------------------------
                                       Robert W. Hawkins
                                       Assistant  Vice  President  & Assistant
                                       Counsel
                                       212.323.5039

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond